ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2004 USD ($)	Sep. 30, 2006 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2006 State Harvest Holdings Limited [Member] CNY	Dec. 31, 2004 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2013 State Harvest Holdings Limited [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member]	Jun. 30, 2006 State Harvest Holdings Limited [Member] USD ($)	Dec. 31, 2004 State Harvest Holdings Limited [Member] Financial Adviser [Member]	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria One [Member] USD ($)	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria Two [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Unit Purchase Options [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Redeemable Common Stock Purchase Warrants [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Common Stock [Member]	Sep. 30, 2013 Beijing Origin Seed Limited [Member]	Sep. 30, 2012 Beijing Origin Seed Limited [Member]	Sep. 30, 2011 Beijing Origin Seed Limited [Member]
Share Exchange Transaction Cash Paid				$ 10,000
Share Exchange Transaction Shares Issued				10,000,000				200,000
Share Exchange Transaction Cash Withheld				250
Share Exchange Transaction Additional Purchase Price	15,000						15,000
Share Exchange Transaction Additional Purchase Price Conditions									If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee	If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.
Share Exchange Transaction Gross Proceeds On Additional Financing		40,218	324,584						40,000
Share Exchange Transaction Additional Purchase Price Paid		$ 15,000	120,981
Share Exchange Transaction Shares Assumed											350,000	8,050,000	4,025,000
Share Exchange Transaction Additional Purchase Price Shares						1,500,000
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned				97.96%
Variable Interest Entity Revenue Percentage														100.00%	96.41%	96.63%
Variable Interest Entity Total Assets Percentage														95.30%	96.41%
Share Exchange Transaction Share Issued				10,000,000
Common Stock Shares Not Issued Upon Waiver				1,500,000
Period Of Operations				20 years
Business Combination Restriction On Control Obtained Description									49%	49%
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition					50.00%